Alger Growth & Income Portfolio
Summary Prospectus

April 30, 2026	Class	Ticker Symbol
	I-2	AIGOX

Before you invest, you may want to review the Portfolio’s Prospectus, which contains more information about the Portfolio and its risks. You can find the Portfolio’s Prospectus, reports to shareholders, and other information about the Portfolio online at https://www.alger.com/fundliterature. You can also get this information at no cost by calling (800) 992-3863 or by sending an e-mail request to summaryprospectus@alger.com. The Portfolio’s Prospectus and Statement of Additional Information, both dated April 30, 2026, are incorporated by reference to this Summary Prospectus, and may be obtained at no cost in the same manner as described above.
Investment Objective
Alger Growth & Income Portfolio seeks to provide capital appreciation and current income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table does not reflect fees, expenses, or charges that may be imposed by qualified pension or retirement plans or under variable annuity contracts or variable life insurance policies. If it did, the fees would be higher. Please refer to your variable annuity contract or your variable life insurance policy (the “Contract”) prospectus for information on these fees associated with your Contract.
Shareholder Fees
(fees paid directly from your investment)
Class I-2
None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Class I-2
Advisory Fees	0.50%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.26%
Total Annual Fund Operating Expenses	0.76%
Example
The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The example does not reflect fees, expenses, or charges that may be imposed by the separate accounts of life insurance companies or qualified pension or retirement plans. If it did, the expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I-2	$78	$243	$422	$942
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 2.11% of the average value of its portfolio.
Unlock Your Growth Potential.SM

Alger Growth & Income Portfolio 2/4
Summary Prospectus
April 30, 2026
Principal Investment Strategy
Fred Alger Management, LLC (the “Manager”) believes companies undergoing Positive Dynamic Change offer the best opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, rapidly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from new regulations, a new product innovation or new management.
The Portfolio invests primarily in equity securities such as common or preferred stocks which the Manager believes offer opportunities for capital appreciation and which also pay dividends. In considering such companies, the Manager classifies them into three categories: Dividend Leaders – companies that generate high dividend yields; Dividend Growers – companies that have a history of strong and consistent dividend growth; and Kings of Cash Flow – companies that have strong potential for generating capital appreciation and the ability to return significant amounts of cash to investors as a result of their free cash flow. It is a fundamental policy of the Portfolio to invest at least 65% of its total assets in dividend paying equity securities. The Portfolio may invest up to 35% of its total assets in equity securities that do not pay dividends or in money market instruments and repurchase agreements. The Portfolio focuses on growing companies that, at the time of purchase of the securities, have a market capitalization within the range of companies included in the S&P 500 Index. The index is designed to track the performance of large-capitalization stocks. At December 31, 2025, the market capitalization of the companies in this index ranged from $5.8 billion to $4.5 trillion.
The Portfolio may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive. As a result, the Portfolio may engage in active trading of portfolio securities.
The Portfolio may invest a significant portion of its assets in securities of companies conducting business within a single sector, as defined by third party sources, including, but not limited to, the information technology, communication services, and financials sectors. For the purpose of categorizing companies, sectors are a broader category than industries and industries comprise sectors.
The Portfolio may invest in cash (and cash equivalents) when the Portfolio is unable to find enough attractive long-term investments to meet its investment objective, to meet redemptions and/or when the Manager believes it is advisable to do so during times of short-term market volatility. During these times, cash (and cash equivalents) will not exceed 35% of the Portfolio’s net assets.
The Portfolio is classified as diversified within the meaning of the Investment Company Act of 1940, as amended. The diversification of the Portfolio’s holdings is measured at the time the Portfolio purchases a security. Because of its long-term approach, the Portfolio could have a significant percentage of its assets invested in securities that have appreciated beyond their market capitalizations at the time of the Portfolio’s investment.
Principal Risks
An investment in the Portfolio involves risks. The Portfolio’s share price may go down, which means you could lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks involved in investing in the Portfolio.
Investment Risk – An investment in the Portfolio is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Market Risk – Your investment in Portfolio shares represents an indirect investment in the securities owned by the Portfolio. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Portfolio shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Portfolio dividends and distributions. Local, regional or global events such as environmental or natural disasters, war, geopolitical conflicts,  terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats, trade disputes and changes in trade regulations, civil unrest, recessions, or other events could have a significant impact on the Portfolio and its investments.
Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Portfolio’s price per share will fluctuate due to changes in the market prices of its investments. Also, the Portfolio’s investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. In addition, there are special risks associated with investing in preferred securities, including deferral and omission of distributions, subordination to bonds and other debt securities in a company’s capital structure, limited liquidity, limited voting rights and special redemption rights. The market value of preferred stocks is generally more sensitive to changes in interest rates than the market value of common stocks.

Alger Growth & Income Portfolio 3/4
Summary Prospectus
April 30, 2026
Growth Securities Risk – Prices of growth stocks tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Portfolio may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment’s value.
Income-Producing Securities Risk – Companies may cut or fail to declare dividends due to market downturns or other reasons. Income producing securities may become generally less favored by market participants, potentially leading such securities to underperform the broader stock market.
Sector Risk – The Portfolio may have a significant portion of its assets invested in securities of companies conducting business within a single sector, as defined by third party sources. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Portfolio more vulnerable to unfavorable developments in that sector than a fund that has a more diversified portfolio. Generally, the more broadly the Portfolio invests, the more it spreads risk and potentially reduces the risks of loss and volatility.
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Information Technology Sector Risk – The Portfolio may have a significant portion of its assets invested in securities of technology-related companies. Therefore, the Portfolio may be more susceptible to particular risks that may affect companies in the information technology sector and technology-related sectors than if it were invested in a wider variety of companies in unrelated sectors. At times, the performance of such companies will lag the performance of other industries or the broader market as a whole. Certain technology related companies may face special risks that their products or services may not prove to be commercially successful. Technology related companies are also strongly affected by worldwide scientific or technological developments. As a result, their products may rapidly become obsolete. Such companies are also often subject to governmental regulation and may, therefore, be adversely affected by governmental policies. These factors may lead to limited earnings and/or failing profit margins. As a result, the value of technology related companies’ securities may fall or fail to rise. Many technology related companies’ securities have historically been more volatile than other securities, especially over the short term.
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Communication Services Sector Risk – Communication services companies are particularly vulnerable to the potential obsolescence of products and services due to technological advancement and the innovation of competitors. Companies in the communication services sector may also be affected by other competitive pressures, such as pricing competition, as well as research and development costs, substantial capital requirements and government regulation. Additionally, fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication services company’s profitability. While all companies may be susceptible to network security breaches, certain companies in the communication services sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.
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Financials Sector Risk – The Portfolio may have a significant portion of its assets invested in securities of financial services companies, which means the Portfolio may be more affected by the performance of the financials sector than a fund that is more diversified. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Certain events in the financials sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses.
Cash Position Risk – At times, the Portfolio may hold up to 35% of its net assets in cash (and cash equivalents), which may underperform relative to equity securities.
Repurchase Agreements Risk – Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.
Performance
The following bar chart and the table beneath it provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year. The bar chart shows how the Portfolio’s average annual returns have varied over the indicated periods. The table shows how the Portfolio’s average annual returns compare with those of an appropriate broad-based securities market index that represents the overall domestic equity market . Performance in the bar chart does not reflect fees, expenses, or charges that may be imposed by qualified pension or retirement plans or under variable annuity contracts or variable life insurance policies. If the bar chart reflected the applicable fees, expenses, or charges, returns would be less than those shown. The Portfolio’s past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Portfolio’s website www.alger.com.

Alger Growth & Income Portfolio 4/4
Summary Prospectus
April 30, 2026
Annual Total Return for Class I-2 Shares as of December 31 (%)

Best Quarter:	Q2 2020	19.31%	Worst Quarter:	Q1 2020	-19.89%
Average Annual Total Return as of December 31, 2025
	1 Year	5 Years	10 Years	Inception Date
Class I-2	20.82%	15.51%	14.58%	11/15/1988
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	17.88%	14.42%	14.82%
Management
Investment Manager	Portfolio Manager Primarily Responsible for Day-to-Day Management of the Portfolio
Fred Alger Management, LLC	Gregory S. Adams, CFA Senior Vice President, Director of Quantitative & Risk Management and Portfolio Manager Since April 2012
Shareholder Information
Purchasing and Redeeming Shares
Because the Portfolio is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension or retirement plans, an individual cannot invest in the Portfolio directly, but may do so only through one of these sources. The Portfolio shares are held in the names of the separate accounts and plans. The minimum initial investment for the separate accounts and plans is generally $500,000.
Tax Information
If you have invested through the separate account of a life insurance company or through a qualified pension or retirement plan, please consult the Prospectus or other information provided to you by your participating life insurance company or qualified pension or retirement plan regarding the federal income taxation of your policy or plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or insurance company), the Portfolio and/or the Manager or the Portfolio’s distributor may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your financial professional or visit your financial intermediary’s website for more information.

Fred Alger & Company, LLC 100 Pearl Street, 27th Floor, New York, NY 10004 / (800) 992-3863 / www.alger.com
GrIncI-2 43025